UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------

        This Amendment (Check only one):        [ ] is a restatement
                                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Asset Management LLP
Address:   55 Baker Street
           London W1U 8EW
           United Kingdom


Form 13F File Number: 028-12590
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alex Underwood
Title:  General Counsel and Partner of Brevan Howard Asset Management LLP
Phone:  0207 0222 6200

Signature, Place and Date of Signing:

/s/ Alex Underwood             London, United Kingdom            May 15, 2012
-----------------------------  -----------------------------  -----------------
       [Signature]                  [City, State]                  [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
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Form 13F Information Table Entry Total:             12
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Form 13F Information Table Value Total:         $115,118
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                                              (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE




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                                                  BREVAN HOWARD ASSET MANAGEMENT LLP
                                                       FORM 13F INFORMATION TABLE
                                                      Quarter Ended March 31, 2012

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                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION  COM            060505104    8,855   925,300 SH       SOLE                  925,300
BERKSHIRE HATHAWAY INC DEL   CL A           084670108   24,502       201 SH       SOLE                      201
CISCO SYSTEMS INC            COM            17275R102    9,751   461,050 SH       SOLE                  461,050
CME GROUP INC                COM            12572Q105    5,933    20,505 SH       SOLE                   20,505
HEWLETT PACKARD CO           COM            428236103    1,740    73,028 SH       SOLE                   73,028
INTEL CORP                   COM            458140100    4,839   172,110 SH       SOLE                  172,110
MICROSOFT CORP               COM            594918104    6,090   188,800 SH       SOLE                  188,800
ORACLE CORP                  COM            68389X105   10,142   347,791 SH       SOLE                  347,791
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408    1,856    69,869 SH       SOLE                   69,869
SELECT SECTOR SPDR TR        SBI INT-ENERGY 81369Y506   19,442   270,975 SH       SOLE                  270,975
SELECT SECTOR SPDR TR        SBI INT-FINL   81369Y605   17,848 1,130,000 SH       SOLE                1,130,000
VALERO ENERGY CORP NEW       COM            91913Y100    4,120   159,876 SH       SOLE                  159,876
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